Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2018
Investments, All Other Investments [Abstract]
Fair Values of Financial Instruments

NOTE 15 – FAIR VALUES OF FINANCIAL INSTRUMENTS

The estimated fair values of recognized financial instruments as of December 31 were as follows:

			2018
	Carrying				Total Fair
(Dollars in thousands)	Value	Level I	Level II	Level III	Value

Financial assets
Cash and cash equivalents	$45,564	$45,464	$–	$–	$45,464
Securities available-for-sale	85,528	996	84,532	–	85,528
Securities held-to-maturity	20,688	–	20,118	–	20,118
Equity securities	83	37	–	46	83
Restricted stock	4,614	N/A	N/A	N/A	N/A
Loans held for sale	108	108	–	–	108
Net loans	543,067	–	–	543,076	543,076
Bank-owned life insurance	13,554	13,554	–	–	13,554
Accrued interest receivable	1,581	1,581	–	–	1,581
Mortgage servicing rights	281	–	–	281	281
Financial liabilities
Deposits	$606,498	$490,007	$–	$114,434	$604,441
Short-term borrowings	37,415	37,415	–	–	37,415
Other borrowings	8,525	–	–	8,251	8,251
Accrued interest payable	88	88	–	–	88

			2017
	Carrying				Total Fair
(Dollars in thousands)	Value	Level I	Level II	Level III	Value

Financial assets
Cash and cash equivalents	$36,420	$36,420	$–	$–	$36,420
Securities available-for-sale	97,752	998	96,665	–	97,663
Securities held-to-maturity	25,758	–	25,491	–	25,491
Equity securities	89	43	–	46	89
Restricted stock	4,614	N/A	N/A	N/A	N/A
Loans held for sale	246	246	–	–	246
Net loans	511,226	–	–	513,106	513,106
Bank-owned life insurance	13,218	13,218	–	–	13,218
Accrued interest receivable	1,545	1,545	–	–	1,545
Mortgage servicing rights	270	–	–	270	270
Financial liabilities
Deposits	$583,259	$473,467	$–	$110,224	$583,691
Short-term borrowings	39,480	39,480	–	–	39,480
Other borrowings	11,409	–	–	10,365	10,365
Accrued interest payable	90	90	–	–	90

For purposes of the above disclosures of estimated fair value, the following assumptions are used:

Cash and cash equivalents; Loans held for sale; Accrued interest receivable; Short-term borrowings, and Accrued interest payable

The fair value of the above instruments is considered to be carrying value, classified as Level I in the fair value hierarchy.

Securities

The fair value of securities available-for-sale and securities held-to-maturity, which are measured on a recurring basis, are determined primarily by obtaining quoted prices on nationally recognized securities exchanges or matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on securities’ relationship to other similar securities. Classified as Level I or Level II in the fair value hierarchy.

Equity securities with a readily determinable value are classified as Level I and equity securities without a readily determinable value are classified as Level III. The following table presents the carry amount of equity securities without readily determinable fair values, the cumulative amount of impairment, and the cumulative amount of observable price changes for orderly transactions for the identical or a similar investment of the same issuer. There have been no known transactions for the equity securities in 2018.

(Dollars in thousands)	December 31, 2018 Life-to-Date

Amortized cost	$	44
Impairment		–
Observable price changes		2

Carrying value	$	46

Net loans

Effective first quarter 2018 the fair value of loans were determined using an exit price methodology as prescribed by ASU 2016-01. The exit price estimation of fair value is based on the future value of expected cash flows. The projected cash flows are based on the contractual terms of the loans, adjusted for prepayments and use of a current market rate based on the relative credit risk of the loan. In addition, an incremental liquidity discount is applied. In comparison, loan fair values as of December 31, 2017 were estimated based on an entrance price methodology. As a result the fair value adjustments as of December 31, 2018 and December 31, 2017 and not comparable, classified as Level III.

Bank-owned life insurance

The carrying amount of bank-owned life insurance is based on the cash surrender value of the policies and is a reasonable estimate of fair value, classified as Level I.

Restricted stock

Restricted stock includes FHLB Stock and Federal Reserve Bank Stock. It is not practicable to determine the fair value of regulatory equity securities due to restrictions placed on their transferability.

Mortgage servicing rights

The fair value of mortgage servicing rights is based on a valuation model that calculates the present value of estimated net servicing income. The valuation model incorporates discounted cash flow and repayment assumptions based on management’s best judgment, classified as Level III.

Deposits

The fair value of certificates of deposit is based on the discounted value of contractual cash flows. The discount rates are estimated using market rates currently offered for similar instruments with similar remaining maturities, resulting in a Level III classification. Demand, savings, and money market deposit accounts are valued at the amount payable on demand as of quarter end, resulting in a Level I classification.

Other borrowings

The fair value of FHLB advances are estimated using a discounted cash flow analysis based on the current borrowing rates for similar types of borrowings, resulting in a Level III classification.

The Company also had unrecognized financial instruments at December 31, 2018 and 2017. These financial instruments relate to commitments to extend credit and letters of credit. The aggregate contract amount of such financial instruments was approximately $173.3 million at December 31, 2018 and $178.2 million at December 31, 2017. Such amounts are also considered to be the estimated fair values.

The fair value estimates of financial instruments are made at a specific point in time based on relevant market information. These estimates do not reflect any premium or discount that could result from offering for sale at one time the entire holdings of a particular financial instrument over the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Since no ready market exists for a significant portion of the financial instruments, fair value estimates are largely based on judgments after considering such factors as future expected credit losses, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature, involve uncertainties and matters of significant judgment and therefore, cannot be determined with precision. Changes in assumptions could significantly affect these estimates.